EARNINGS PER SHARE, Calculation of Basic and Diluted Earnings per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Earnings Per Share, Basic and Diluted [Abstract]
Net earnings attributable to common shareholders - basic and diluted	$ 119,356	$ 105,600	$ 74,397
Basic and diluted common shares outstanding [Abstract]
Weighted average common shares outstanding - basic (in shares)	26,569	26,638	26,674
Effect of dilutive shares (in shares)	85	228	160
Weighted average shares common outstanding - diluted (in shares)	26,654	26,866	26,834
Earnings per common share - basic (in dollars per share)	$ 4.49	$ 3.96	$ 2.79
Earnings per common share - diluted (in dollars per share)	$ 4.48	$ 3.93	$ 2.77